Investments in joint ventures and associates - Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CL Tech Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	10,191	10,191
Ownership (%)	28.60%	28.60%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.
TH International Co.,Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		6,802
Ownership (%)		21.50%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent		Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.
WORK-LIFE BALANCE CO., LTD
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		209
Ownership (%)		21.30%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent		Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.
Happy Home Co., Ltd. [Member]
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	14,924
Ownership (%)	23.00%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.
CT International Co., Ltd. [Member]
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	1,741
Ownership (%)	26.70%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.